Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	58,665,385	(17,520,010)	41,145,375
- Depreciation for the year	-	(3,585,965)	(3,585,965)
- Vessel Acquisitions	30,015,188	-	30,015,188
- Sale of vessels	(9,318,842)	2,110,762	(7,208,080)
- Vessels held for sale	(18,081,755)	9,847,316	(8,234,439)
Balance, December 31, 2017	61,279,976	(9,147,897)	52,132,079
- Depreciation for the year	-	(3,305,951)	(3,305,951)
Balance, December 31, 2018	61,279,976	(12,453,848)	48,826,128